Document And Entity Information	Jun. 13, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 13, 2025
Entity Registrant Name	Chicago Atlantic Real Estate Finance, Inc.
Entity Central Index Key	0001867949
Entity Emerging Growth Company	true
Entity File Number	001-41123
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	86-3125132
Entity Address, Address Line One	1680 Michigan Avenue
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	312
Local Phone Number	809-7002
Entity Information, Former Legal or Registered Name	Not applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	REFI
Security Exchange Name	NASDAQ